Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	24.53%	35.00%
State income tax	2.00%	2.00%	1.00%
Impact of change in Federal income tax rate	0.00%	(2.00%)	0.00%
Other differences	(3.00%)	(4.00%)	(4.00%)
Effective income tax rate	20.00%	21.00%	32.00%